CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common shares	Share premium	Treasury shares	Hedging reserves	Translation reserves	Retained profit	Total
Equity at Dec. 31, 2016	$ 623		$ (2,887)	$ 390	$ (20)	$ 782,472	$ 780,578
Comprehensive income/loss for the year:
Net profit/(loss) for the year						2,407	2,407
Other comprehensive income/(loss) for the year				6,919	240	120	7,279
Total comprehensive income/(loss) for the year				6,919	240	2,527	9,686
Corporate Reorganization TORM plc						146	146
Share-based compensation						1,880	1,880
Dividend paid						(1,240)	(1,240)
Total changes in equity				6,919	240	3,313	10,472
Equity at Dec. 31, 2017	623		(2,887)	7,309	220	785,785	791,050
Changes in Stockholders' Equity [Roll Forward]
Adjusted equity as of 1 January 2018	623		(2,887)	7,309	220	784,907	790,172
Effect as of 1 January 2018 of new IFRS standards implemented						(878)	(878)
Comprehensive income/loss for the year:
Net profit/(loss) for the year						(34,779)	(34,779)
Other comprehensive income/(loss) for the year				(7,055)	(316)	(48)	(7,419)
Total comprehensive income/(loss) for the year				(7,055)	(316)	(34,827)	(42,198)
Capital increase	119	$ 99,880					99,999
Transaction costs capital increase		(2,788)					(2,788)
Share-based compensation						2,026	2,026
Total changes in equity	119	97,092		(7,055)	(316)	(32,801)	57,039
Equity at Dec. 31, 2018	742	97,092	(2,887)	254	(96)	752,106	847,211
Comprehensive income/loss for the year:
Net profit/(loss) for the year						166,022	166,022
Other comprehensive income/(loss) for the year				(12,005)	426	(82)	(11,661)
Total comprehensive income/(loss) for the year				(12,005)	426	165,940	154,361
Capital increase	5	4,197					4,202
Share-based compensation						1,913	1,913
Total changes in equity	5	4,197		(12,005)	426	167,853	160,476
Equity at Dec. 31, 2019	$ 747	$ 101,289	$ (2,887)	$ (11,751)	$ 330	$ 919,959	$ 1,007,687